Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges

	Group
	2019 £m	2018 £m	2017 £m
Staff costs:
Wages and salaries	852	898	743
Performance-related payments	159	159	157
Social security costs	111	111	93
Pensions costs – defined contribution plans	66	67	54
– defined benefit plans	35	79	32
Other share-based payments	0	3	10
Other personnel costs	40	52	45

	1,263	1,369	1,134
Other administration expenses	693	835	1,011
Depreciation, amortisation and impairment	543	375	354

	2,499	2,579	2,499

Summary of Deferred Performance Awards

	Costs recognised in 2019			Costs expected to be recognised in 2020 or later
	Arising from awards in current year £m	Arising from awards in prior year £m	Total £m	Arising from awards in current year £m	Arising from awards in prior year £m	Total £m
Cash	3	7	10	7	10	17
Shares	3	6	9	6	9	15

	6	13	19	13	19	32

Summary of Amount of Bonus Awarded to Employees

	Expenses charged in the year		Expenses deferred to future periods		Total
	2019 £m	2018 £m	2019 £m	2018 £m	2019 £m	2018 £m
Cash award – not deferred	130	123	0	—	130	123
– deferred	10	12	17	20	27	32
Shares award – not deferred	10	11	0	—	10	11
– deferred	9	13	15	17	24	30

Total discretionary bonus	159	159	32	37	191	196